FINANCIAL RISK MANAGEMENT - Natural gas derivative financial instruments outstanding - AECO swaps (Details) MMBTU in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) MMBTU	Dec. 31, 2016 USD ($) MMBTU
Disclosure of financial assets [line items]
Derivative assets (liabilities), at fair value	$ (1,000,000)
AECO swaps [member]
Disclosure of financial assets [line items]
Notional amount | MMBTU	70	48
Maturities	2018–2019	2017–2018
Averagae contract price	2.43	2.9
Derivative assets (liabilities), at fair value	$ (70,000,000)	$ (21,000,000)